INCOME TAX - Schedule of Cumulative Net Operating Losses Carried Forward (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 23,284,768	$ 4,330,896	$ 37,766	$ 2,674,612	$ 1,269,073
PRC Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	276,350	4,321,912	28,757	2,666,264	1,262,629
HK Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 23,008,418	2,544	2,569	1,908	0
Singapore Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward		$ 6,440	$ 6,440	$ 6,440	$ 6,444